Financial assets held under resale agreements - Schedule of financial instruments held under resale agreements explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	¥ 1,577,029	¥ 657,033
Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	1,577,029	657,033
Unlisted debt securities [Member] | Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	1,459,837	407,001
Listed debt securities [Member] | Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	117,001	250,000
Interest receivable [Member] | Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	¥ 191	¥ 32